SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No.  [    ]

Post-Effective Amendment No. [ 31 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No. [ 36 ]

(Check appropriate box or boxes.)

VOLUMETRIC FUND, INC

(Name of Registrant as specified in Charter)

87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965

(Address of Principal Executive Officers)

(845) 623-7637

(Phone number of registrant)

GABRIEL J. GIBS

VOLUMETRIC FUND, INC

87 VIOLET DRIVE, PEARL RIVER, NEW YORK 10965

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: April 28, 2015

It is proposed that this filing will become effective (check appropriate box)

[XX] immediately upon filing pursuant to paragraph (b)

[  ] _______, 2015 pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] on (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this post-effective amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Orangetown, and State of New York on the twenty-eighth day of April 2015.

 VOLUMETRIC FUND, INC.

 By:   Gabriel J. Gibs, Chairman of the Board, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

/s/ Gabriel J. Gibs

_______________________________________

Gabriel J. Gibs, Chairman of the Board and CEO

/s/ Irene J. Zawitkowski

_________________________________________

Irene J. Zawitkowski, President, Director

/s/ Richard Brega, Jr

_________________________________________

Richard Brega, Jr., Independent Director

/s/ Joseph Haeupl

_________________________________________

Joseph Haeupl, Independent Director

/s/ Alexandre M. Olbrecht, Dr

_________________________________________

Alexandre M. Olbrecht, Dr. Independent Director

/s/ Stephen J. Samitt

_________________________________________

Stephen J. Samitt, Independent Director

/s/ Allan A. Samuels

_________________________________________

Allan A. Samuels, Independent Director

/s/ David L. Seidenberg

_________________________________________

David L. Seidenberg, Independent Director

/s/ Raymond W. Sheridan

_________________________________________

Raymond W. Sheridan, Independent Director

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Exhibit Index

Exhibit No.              Description

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxomony Extension Presentation Linkbase

3